Financing Receivables (Impaired Financing Receivables) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Allowance Recorded
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	¥ 1,059	¥ 932
Related Allowance	760	837
Unpaid Principal Balance	1,059	932
Average Recorded Investment	1,132	4,464
No Related Allowance Recorded
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		922
Unpaid Principal Balance		1,141
Average Recorded Investment	¥ 543	¥ 707